PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Productivity, Integration and Restructuring Initiatives Disclosure [Text Block]
PRODUCTIVITY, INTEGRATION AND RESTRUCTURING INITIATIVES
Productivity and Reinvestment
In February 2012, the Company announced a four-year productivity and reinvestment program which will further enable our efforts to strengthen our brands and reinvest our resources to drive long-term profitable growth. This program will be focused on the following initiatives: global supply chain optimization; global marketing and innovation effectiveness; operating expense leverage and operational excellence; data and information technology systems standardization; and further integration of CCE's former North America business.
The Company incurred total pretax expenses of $270 million related to this program during the year ended December 31, 2012. These expenses were recorded in the line item other operating charges in our consolidated statement of income. Refer to Note 19 for the impact these charges had on our operating segments. Outside services reported in the table below primarily relate to expenses in connection with legal, outplacement and consulting activities. Other direct costs reported in the table below include, among other items, internal and external costs associated with the development, communication, administration and implementation of these initiatives; accelerated depreciation on certain fixed assets; contract termination fees; and relocation costs.
The following table summarizes the balance of accrued expenses related to these productivity and reinvestment initiatives and the changes in the accrued amounts since the commencement of the plan (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2012
Costs incurred	$21	$61	$188	$270
Payments	(8)	(55)	(167)	(230)
Noncash and exchange	(1)	—	(13)	(14)
Accrued balance as of December 31	$12	$6	$8	$26

Productivity Initiatives
During 2008, the Company announced a transformation effort centered on productivity initiatives to provide additional flexibility to invest for growth. The initiatives impacted a number of areas, including aggressively managing operating expenses supported by lean techniques; redesigning key processes to drive standardization and effectiveness; better leveraging our size and scale; and driving savings in indirect costs through the implementation of a "procure-to-pay" program.
In 2011, we completed this program. The Company has incurred total pretax expenses of $498 million related to these productivity initiatives since they commenced in the first quarter of 2008. These expenses were recorded in the line item other operating charges in our consolidated statements of income. Refer to Note 19 for the impact these charges had on our operating segments. Outside services reported in the table below primarily relate to expenses in connection with legal, outplacement and consulting activities. Other direct costs reported in the table below include, among other items, internal and external costs associated with the development, communication, administration and implementation of these initiatives and accelerated depreciation on certain fixed assets.
The following table summarizes the balance of accrued expenses related to productivity initiatives and the changes in the accrued amounts (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2010
Accrued balance as of January 1	$18	$9	$4	$31
Costs incurred	71	58	61	190
Payments	(30)	(61)	(54)	(145)
Noncash and exchange	—	—	(2)	(2)
Accrued balance as of December 31	$59	$6	$9	$74
2011
Costs incurred	$59	$17	$80	$156
Payments	(50)	(21)	(71)	(142)
Noncash and exchange	(20)	1	(9)	(28)
Accrued balance as of December 31	$48	$3	$9	$60
2012
Costs incurred	$(8)	$—	$(2)	$(10)
Payments	(29)	(2)	(3)	(34)
Noncash and exchange	(2)	—	(3)	(5)
Accrued balance as of December 31	$9	$1	$1	$11

Integration Initiatives
Integration of CCE's former North America Business
In 2010, we acquired CCE's former North America business and began an integration initiative to develop, design and implement our future operating framework. Upon completion of the CCE transaction, we combined the management of the acquired North America business with the management of our existing foodservice business; Minute Maid and Odwalla juice businesses; North America supply chain operations; and Company-owned bottling operations in Philadelphia, Pennsylvania, into a unified bottling and customer service organization called Coca-Cola Refreshments, or CCR. In addition, we reshaped our remaining CCNA operations into an organization that primarily provides franchise leadership and consumer marketing and innovation for the North American market. As a result of the transaction and related reorganization, our North American businesses operate as aligned and agile organizations with distinct capabilities, responsibilities and strengths.
In 2011, we completed this program. The Company has incurred total pretax expenses of $487 million related to this initiative since the plan commenced in the fourth quarter of 2010. These expenses were recorded in the line item other operating charges in our consolidated statements of income. Refer to Note 19 for the impact these charges had on our operating segments. Outside services reported in the table below primarily relate to expenses in connection with legal, outplacement and consulting activities. Other direct costs reported in the table below include, among other items, internal and external costs associated with the development, design and implementation of our future operating framework; contract termination fees; and relocation costs.
The following table summarizes the balance of accrued expenses related to these integration initiatives and the changes in the accrued amounts since the commencement of the plan (in millions):

	Severance Pay and Benefits	Outside Services	Other Direct Costs	Total
2010
Costs incurred	$45	$42	$48	$135
Payments	(1)	(33)	(34)	(68)
Noncash and exchange	4	—	(2)	2
Accrued balance as of December 31	$48	$9	$12	$69
2011
Costs incurred	$40	$91	$227	$358
Payments	(40)	(89)	(210)	(339)
Noncash and exchange	—	—	3	3
Accrued balance as of December 31	$48	$11	$32	$91
2012
Costs incurred	$(6)	$—	$—	$(6)
Payments	(41)	(13)	(26)	(80)
Noncash and exchange	—	2	(4)	(2)
Accrued balance as of December 31	$1	$—	$2	$3

Integration of Our German Bottling and Distribution Operations
In 2008, the Company began an integration initiative related to the 18 German bottling and distribution operations acquired in 2007. The Company incurred $148 million, $67 million and $94 million of expenses related to this initiative in 2012, 2011 and 2010, respectively, and has incurred total pretax expenses of $440 million related to this initiative since it commenced. These expenses were recorded in the line item other operating charges in our consolidated statements of income and impacted the Bottling Investments operating segment. The expenses recorded in connection with these integration activities have been primarily due to involuntary terminations. The Company had $96 million and $30 million accrued related to these integration costs as of December 31, 2012 and 2011, respectively.
The Company is currently reviewing other integration and restructuring opportunities within the German bottling and distribution operations, which if implemented will result in additional charges in future periods. However, as of December 31, 2012, the Company had not finalized any additional plans.
Restructuring Initiatives
The Company incurred charges of $15 million, $52 million and $59 million related to other restructuring initiatives during 2012, 2011 and 2010, respectively. These other restructuring initiatives were outside the scope of the productivity, integration and streamlining initiatives discussed above and were related to individually insignificant activities throughout many of our business units. These charges were recorded in the line item other operating charges in our consolidated statements of income. Refer to Note 19 for the impact these charges had on our operating segments.